INVESTMENT IN ASSOCIATE	12 Months Ended
Nov. 30, 2018
Disclosure of associates [abstract]
INVESTMENT IN ASSOCIATE
10.	INVESTMENT IN ASSOCIATE

Waterproof

On April 15, 2015, the Company acquired a 49% interest in Waterproof by paying $475,000 and issuing 100,000 common shares with a fair value of $125,001. The Company also issued 40,000 common shares as a finder’s fee with a fair value of $50,000 during the year ended November 30, 2015.

As the Company owns 49% of Waterproof, and influences, but does not control Waterproof, the Company accounts for its investment under the equity method.

The following table is a reconciliation of the investment in Waterproof:

	2018	2017	2016
	$	$	$
Balance, beginning of year	509,857	534,893	594,203
Share of loss of equity investment	(119,654)	(25,036)	(59,310)
Currency translation adjustment	7,426	-	-

Balance, end of year	397,629	509,857	534,893

The following table summarizes Waterproof’s statements of financial position:

	2018	2017	2016
	$	$	$
Current assets	563,806	861,890	1,429,805
Non-current assets	255,904	405,211	614,522
Current liabilities	(678,258)	(844,677)	(1,399,566)
Non-current liabilities	(36,787)	(73,509)	(243,643)

Net assets	74,665	348,915	401,118

The following table summarizes Waterproof’s revenue, expenses and losses for the year:

	2018	2017	2016
	$	$	$
Revenue	4,999,395	2,358,268	3,575,237
Cost of sales	(3,951,861)	(1,768,559)	(2,576,964)
Expenses	(1,291,786)	(640,815)	(1,119,342)

Loss for the year	(244,252)	(51,106)	(121,069)

Household Pests

The Company holds a 50% interest in Household Pests and accounts for its investment as a joint operation.

On May 3, 2017, Household Pests entered into a letter of understanding with Household Pests, LLC in connection with the development, financing, production and exploitation of the proposed animated feature film currently entitled Household Pests (the “Film”).

On August 31, 2017, Household Pests. entered in to an option agreement with Pigmental, LLC (“Owner”) with respect to the purchase of all rights, titles, and interests in the Animation Work Purchase Agreement dated as of July 2, 2014 by and between Sergio Animation Studios, S.L. and the Owner for a sum of US$625,000.

During the year ended November 30, 2017, the Company paid $125,500 (US$100,000) as acquisition costs and incurred $181,872 in deferred costs.

As at November 30, 2018, Household Pests let the options and lapse and as such, management wrote-off its $310,484 investment in Household Pests.